Property and Equipment, net (Details) - Schedule of property and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Tangible property and equipment, gross	$ 8,430	$ 6,669
Less: Accumulated depreciation and amortization	(5,622)	(3,784)
Tangible property and equipment, net	2,809	2,885
Less: Accumulated amortization	(2,245)	(1,339)
Intangible property and equipment, net	1,287	1,139
Property and equipment, net	$ 4,095	4,024
Capitalized software development costs [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (In Years)	2 years
Capitalized software development costs	$ 3,531	2,478
Computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (In Years)	3 years
Tangible property and equipment, gross	$ 6,447	5,470
Machinery and automobiles [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (In Years)	5 years
Tangible property and equipment, gross	$ 551	129
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (In Years)	7 years
Tangible property and equipment, gross	$ 643	544
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (In Years)	5 years
Tangible property and equipment, gross	$ 554	407
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (In Years)	7 years
Tangible property and equipment, gross	$ 236	$ 119